TAXES ON INCOME	12 Months Ended
Dec. 31, 2022
Income Tax Disclosure [Abstract]
TAXES ON INCOME

NOTE 15 - TAXES ON INCOME

A.	The Company is subject to income taxes under Israeli tax laws:

1.	Corporate tax rates in Israel

The Israeli corporate tax rate was 23% in 2022, 2021 and 2020. Such tax rate changes had no significant impact on the Company’s financial statements.

2.	As of December 31, 2022, the Company generated net operation losses of approximately $68,870, which may be carried forward and offset against taxable income in the future for an indefinite period.

3.	The Company is still in its development stage and has not yet generated revenues; therefore, it is more likely than not that sufficient taxable income will not be available for the tax losses to be utilized in the future. Therefore, a valuation allowance was recorded to reduce the deferred tax assets to its recoverable amounts.

	December 31,
	2022	2021	2020
Deferred tax assets:	USD in thousands
Operating loss carryforward	68,870	51,683	37,951
Deferred taxes due to carryforward losses	15,840	11,887	8,729
Valuation allowance	(15,840)	(11,887)	(8,729)
Net deferred tax asset	—	—	—

4.	The Company has no uncertain tax positions and foreign sources of income.

5.	Foresight Autonomous Holdings Ltd. has final tax assessments until and including 2019. Foresight Automotive Ltd. has final tax assessments until and including 2017 and Eye-Net Mobile Ltd. does not have final tax assessments since its inception.

Foresight Autonomous Holdings Ltd.

Notes to the consolidated financial statements

(Dollars in thousands, except per share data)